Selected Quarterly Financial Data (Detail) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Line Items]
Revenues from continuing operations	$ 878,673		$ 476,997		$ 30,556												$ 1,386,226
Income (loss) from continuing operations attributable to noncontrolling interests	6,330		(6,136)		(11,136)		(1,593)										(12,535)
Loss from continuing operations attributable to common stockholders	(311,359)		(477,662)		(710,880)		(482,747)		(333,297)		(442,097)		(309,574)		(278,593)		(1,982,648)		(1,363,561)
Loss from discontinued operations	(161,466)		(303,702)		(327,912)		(348,224)		(645,690)								(1,141,304)		(645,690)
Net loss attributable to common stockholders	$ (472,825)		$ (781,364)		$ (1,038,792)		$ (830,971)		$ (978,987)		$ (442,097)		$ (309,574)		$ (278,593)		$ (3,123,952)		$ (2,009,251)		$ (1,402,979)
Net loss per share of common stock (basic and diluted):
Continuing operations	$ (0.04)		$ (0.07)		$ (0.11)		$ (0.09)		$ (0.07)		$ (0.11)		$ (0.09)		$ (0.10)		$ (0.30)		$ (0.36)		$ (0.78)
Discontinued operations	$ (0.02)		$ (0.04)		$ (0.05)		$ (0.06)		$ (0.14)								$ (0.17)		$ (0.17)
Weighted average number of shares of common stock outstanding (basic and diluted)	7,530,219	[1]	7,015,219	[1]	6,387,742	[1]	5,524,668	[1]	4,714,575	[1]	4,199,048	[1]	3,517,456	[1]	2,722,595	[1]	6,616,967	[1]	3,794,022	[1]	1,797,751

[1]	For purposes of determining the weighted average number of shares of common stock outstanding, stock distributions issued through August 2, 2013 are treated as if they were outstanding for the full period presented.